1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

May 27, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          SEI Institutional Managed Trust (File Nos. 033-09504 and 811-04878)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Managed Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, a notice of special meeting of shareholders, a preliminary proxy statement on Schedule 14A, and a form of proxy card (collectively, the “Preliminary Proxy Materials”) for a Special Meeting of Shareholders (the “Meeting”) of the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds (each, a “Fund”), each of which is an existing series of the Trust.

The Meeting, which is currently scheduled to be held on August 26, 2010, is being called for the purposes of (i) with respect to each Fund, appointing LSV Asset Management (“LSV”) as a sub-adviser of the Fund and approving a sub-advisory agreement between SEI Investments Management Corporation and LSV with respect to the Fund; and (ii) transacting such other business as may properly come before the Meeting or any adjournments thereof.  The Trust currently intends to mail definitive proxy materials to shareholders on or about June 24, 2010.

Should you have any questions regarding the Preliminary Proxy Materials, please contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc:	Ms. Julie Vossler